                                                               [LOGO OF MetLife]

Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166

November 18, 2014

VIA EDGAR TRANSMISSION
----------------------

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Metropolitan Life Insurance Company
     Metropolitan Life Separate Account E
     File Nos. 333-198314/811-04001
     (MetLife Accumulation Annuity)
     Rule 497(j) Certification
     -------------------------

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account E (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information dated November 17, 2014 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Statement of Additional Information contained in Pre-Effective Amendment No. 2 for the Account filed electronically with the Commission on November 10, 2014.

If you have any questions, please contact me at (203) 316-8888.

Sincerely,


/s/ John B. Towers
John B. Towers
Counsel
Metropolitan Life Insurance Company